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July 31, 2012

Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Post-effective Amendments under Rule 485(b) to Certain Form N-4
    Registration Statements - Pruco Life Flexible Premium Variable Annuity Account and Pruco Life of New Jersey Flexible Premium Variable Annuity Account

Dear Ms. Samuel:

This letter responds to your comments on post-effective amendments we filed on May 14, 2012, under Rule 485(a) under the Securities Act of 1933 on behalf of Pruco Life Insurance Company ("Pruco Life") and Pruco Life Insurance Company of New Jersey ("PLNJ").

The Form N-4 registration statements being amended are as follows:

  . Pruco Life's and PLNJ's Prudential Premier Retirement Variable Annuities (File Nos. 333-162673 and 333-162678);
  . Pruco Life's and PLNJ's Prudential Premier Advisor Variable Annuities (File Nos. 333-162680 and 333-162676);
  . Pruco Life's and PLNJ's Prudential Premier Retirement Variable Annuity (File Nos. 333-170466 and 333-170468)

Today, we are filing 485(b) filings through EDGAR for the aforementioned registration statements. All changes made since the May 14, 2012 filing are marked.

A summary of your comments to Pruco Life Prudential Premier Retirement Variable Annuities prospectus (File Nos. 333-162673 and 811-07325), along with our proposed responses, follows.

  1. Comment:    The prospectus is very long and includes many appendices. Its
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     size may make it difficult for potential and existing customers to understand. Please consider filing new registration statements for new sales. In the alternative, please consider how the prospectus can be streamlined.

     Response:   We have revised the prospectus to make it streamlined and to
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     make it clearer what benefits are currently being offered.

  2. Comment:    Please file complete Parts B and C (including complete exhibit
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     list) and revise the "Explanatory Note."

     Response:   We are filing complete Parts B and C and revise the
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     "Explanatory Note."

  3. Comment:    Please add the effective date.
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     Response:   We have added the effective date to the prospectuses and SAIs.
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  4. Comment:    Please disclose on the cover page of the prospectus that the
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     guarantees offered in the riders are the obligations of the insurance company and are subject to the claims-pay ability of the insurance company.

     Response:   We have added the requested disclosure.
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  5. Comment:    Under "Variable Investment Options" on the cover page please
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     spell out which investment options may be elected with which benefits.
     This can be done in a footnote. Please make it more clear that the AST Quantitative Modeling Portfolio is not available if you elect any optional benefit.

     Response:   We have revised the disclosure accordingly.
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  6. Comment:    Fee Table - if the fee waivers and/or reimbursements are not
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     available for one year, please delete footnotes 1 and 6.

     Response:   We have deleted these footnotes.
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  7. Comment:    In the "Expense Examples" please confirm that the purchase
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     credits are not reflected but the fees are included.

     Response:   This confirms that the purchase credits are not reflected but
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     the fees are included in the examples.

  8. Comment:    Please identify the time period during which each benefit was
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     offered. Also include at the beginning of each Appendix.

     Response:   We have indicated benefit availability dates for discontinued
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     benefits, including at the beginning of each Appendix. We believe this makes it clear which benefits are currently offered.

  9. Comment:    On page 21 (typeset page 14) under "Optional Living Benefits",
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     clarify the time period during which each benefit was available and identify the Appendix which describes the benefit. Please also add disclosure in other places in prospectus.

     Response:   We have revised the disclosure as requested.
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  10.Comment:    On page 68, (typeset page 60) please revise the second bullet
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     under "Other Important Considerations" to clarify what is subject to the
     CDSC.

     Response:   We have clarified the disclosure.
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  11.Comment:    On page 70 (typeset page 62), please add disclosure to the
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     last paragraph under "Overview of The Predetermined Mathematical Formula"
     to clarify how exactly the purchase of this benefit works.

     Response:   We have added clarifying disclosure.
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  12.Comment:    On page 85 (typeset page 77) and elsewhere in the prospectus,
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     please clarify whether or not excess income is aggregated when reduced to zero.

     Response:   We have clarified the disclosure to make it clear the
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     withdrawals of excess income are not aggregated when the account value is reduced to zero.

  13.Comment:    On page 85 (typeset page 77) under "Key Feature - Protected
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     Withdrawal Value", with respect to the 200%, please explain why it is beneficial to wait until the 12th anniversary. Please explain in plain English why there is an advantage to waiting.

     Response:   We have clarified this disclosure accordingly.
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  14.Comment:    On page 88 (typeset page 81) under "Non-Lifetime Withdrawal
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     Feature" please make it more clear that if you do not make a Non-Lifetime
     Withdrawal before you make a Lifetime Withdrawal, you lose the ability to make a Non-Lifetime Withdrawal.

     Response:   We have clarified this disclosure accordingly.
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  15.Comment:    On page 90 (typeset page 83) - with respect to the sentence,
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     "All other provisions applicable to Death Benefits under your Annuity will continue to apply" --please add a cross reference to the Death Benefit section.

     Response:   We have added the cross reference.
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  16.Comment:    On page 91 (typeset page 84) with respect to the last sentence
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     before "Other Important Considerations", please disclose whether there is an advantage if you do not take Lifetime Withdrawals.

     Response:   We have revised the disclosure accordingly.
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  17.Comment:    On page 91 (typeset page 85), last bullet under "Other
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     Important Considerations", please revise to clarify whether this applies to withdrawals of excess income.

     Response:   We have revised the disclosure to indicate that it is any
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     particular withdrawal that reduces the account value to zero.

  18.Comment:    On page 92 (typeset page 85) under "Election of and
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     Designations under the Benefit", please provide parameters to the disclosure in the first paragraph regarding "ownership is transferred from one entity to another entity that is satisfactory to us."

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     Response:   We have chosen not to specify parameters to prevent certain
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     inappropriate ownership changes (e.g., stranger-owned transactions).

  19.Comment:    On page 93 (typeset page 86) with respect to the first
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     paragraph, please clarify the requirements for "Due Proof of Death", i.e., disclose the representations that are required.

     Response:   We have revised the disclosure accordingly.
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  20.Comment:    On page 101 (typeset page 94) under "Remaining
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     Designated Life", please clarify the disclosure (what happens in the event of a divorce).

     Response:   We have clarified the disclosure accordingly.
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  21.Comment:    On page 101 (typeset page 94) with respect to the paragraph
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     that begins, "Spousal Highest Daily Lifetime Income 2.0 with HD DB", please clarify whether the last sentence refers only to new elections of this benefit.

     Response:   We have clarified the last sentence to indicate it is for new
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     elections of this benefit.

  22.Comment:    On page 111 (typeset page 106) in the paragraph entitled,
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     "Submission of Due Proof of Death within one year" please clarify under what circumstances the one-year period would be waived or extended.

     Response:   We have deleted this sentence.
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  23.Comment:    One page 111 (typeset page 106) in the paragraph entitled,
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     "Death Benefit Suspension Period", please clarify the disclosure.

     Response:   We have clarified the disclosure accordingly.
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  24.Comment:    With respect to the Exhibits, please provide a full,
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     cumulative list of Exhibits. Please also include a complete Part C and a consent of auditors.

     Response:   We are filing a complete Part C, including a full list of
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     exhibits and a consent of auditors.

We represent and acknowledge that:

  . Should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective, it does not foreclose the Commission from taking any action with respect to the filings;
  . The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; and
  . The Registrant may not assert this action or the Staff's comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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As counsel to the Registrant, I represent that each filing does not contain disclosure that would render the filing ineligible to become effective under Rule 485(b).

We made the corresponding changes to the other filings, as applicable.

Please call me at (203) 402-1382 if you have any questions.

                                            Sincerely,

                                          Pruco Life Insurance Company

                                      By: /s/ Lynn K. Stone
                                          Lynn K. Stone
                                          Vice President, Corporate Counsel

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